Derivatives and Fair Value Measurements - Significant Other Observable Inputs (Detail) - Level 2 - Significant Other Observable Inputs [Member] - Swaps [Member] - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Derivatives, Fair Value [Line Items]
Net Assets (Liabilities)	$ (5,486)	$ (5,425)
Other Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities	(4,267)	(5,062)
Other Deferred Credits [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities	$ (1,219)	$ (363)